Segmented information	3 Months Ended
Nov. 30, 2021
Segmented information

22.	Segmented information

Operating Segments

At November 30, 2021 the Company’s operations comprise of a single reporting operating segment engaged in mineral exploration and development in Tanzania. The Company’s corporate division only earns interest revenue that is considered incidental to the activities of the Company and therefore does not meet the definition of an operating segment as defined in IFRS 8 ‘Operating Segments’. As the operations comprise a single reporting segment, amounts disclosed in the interim condensed consolidated financial statements also represent operating segment amounts.

An operating segment is defined as a component of the Company:

•	that engages in business activities from which it may earn revenues and incur expenses;
•	whose operating results are reviewed regularly by the entity’s chief operating decision maker; and
•	for which discrete financial information is available.

Geographic Segments

The Company is in the business of mineral exploration and production in the country of Tanzania. Information concerning the Company’s geographic locations is as follows:

	As at November 30, 2021	As at August 31, 2021
Identifiable assets
Canada	$8,013	$12,382
Tanzania	45,955	44,136
	$53,968	$56,518
Non-current assets
Canada	$26	$28
Tanzania	43,844	41,072
	$43,870	$41,100